FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details 1) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value through profit or loss
Cash	$ 7,608,149	$ 3,017,704	$ 5,304,097	$ 4,100,608
Amortized cost
Receivables	75,765	246,671	36,399
Restricted cash equivalents	34,500	34,500	34,500
Financial assets	7,718,414	3,298,875	5,374,996
Amortized cost
Accounts payable and accrued liabilities	1,759,163	2,420,392	1,636,786
Financial liabilities	$ 1,759,163	$ 2,420,392	$ 1,636,786